Assumptions to Estimate Fair Value Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected volatility	48.30%	39.80%	40.60%
Expected dividends	0.00%	0.00%	0.00%
Expected term (years)	6 years 6 months	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate	1.01%	1.20%	2.80%
Weighted-average estimated fair value of options granted during the year	$ 5.22	$ 2.23	$ 0.66